Note 12 - Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Vessel Voyage and Operating Expenses [Text Block]
12.	Voyage and Vessel Operating Expenses

These consist of:
	Year ended December 31,
	2017	2018	2019
Voyage expenses
Port charges and canal dues	578,468	260,139	262,806
Bunkers	1,817,850	150,537	854,216
Total	2,396,318	410,676	1,117,022

Vessel operating expenses
Crew wages and related costs	4,616,900	5,532,463	6,778,958
Insurance	609,354	682,991	872,131
Repairs and maintenance	181,174	407,324	375,338
Lubricants	379,853	520,452	724,837
Spares and consumable stores	706,855	1,404,080	1,368,325
Professional and legal fees	186,306	257,250	264,704
Other	211,946	378,592	392,045
Total	6,892,388	9,183,152	10,776,338